Non-controlling interest	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Non-controlling interest [Text Block]
12.	Non-controlling interest

The AGM is wholly-owned by Asanko Ghana. The Government of Ghana holds a 10% free-carried interest in Asanko Ghana; this is considered to be a non-controlling interest in Asanko Ghana. At December 31, 2017, Asanko Ghana has an income surplus in the pool from which dividends can be paid. In accordance with the Company’s accounting policy for non-controlling interests, the Company has allocated $0.6 million of Asanko Ghana’s net earnings to the non-controlling interest for the year ended December 31, 2017 (December 31, 2016 – $nil).